Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
Schedule of Operations Under a Single Segment of Products and Technology	Below is data relating to business segments – before the business combination date (see Note 1 above), the Company reported its business operations under a single segment of products and technology.
	Year ended December 31, 2023
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	41,589	1,068	-	42,657

Total revenues	41,589	1,068	-	42,657

Segment results (operating loss)**	(30,690)	(33,153)	(13,882)	(77,725)

Finance expenses, net				6,710

Loss before taxes on income				(84,435)
*	Expenses related to RNER merger transaction)see Note 5) and ELOC (see Note 20).
**	In the year ended December 31, 2023, the Company recorded impairment of goodwill and intangible assets related to professional service and product and technology segments in the amount of $12,735 thousand and $2,523 thousand, respectively.

	Year ended December 31, 2022
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	48,263	1,739	-	50,002

Total revenues	48,263	1,739	-	50,002

Segment results (operating loss)	(21,582)	(43,019)	(15,829)	(80,430)

Finance expenses, net				(915)

Loss before taxes on income				(81,345)
*	Expenses related to a merger transaction in 2022.

Schedule of Revenues
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	40,364	334	1,669	290	42,657
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	46,386	339	2,983	294	50,002

Schedule of Turnover with Main Customers	Main customers:
USD in thousands
Turnover with main customers (1):
Customer A	7,602
Customer B	4,726

12,328
% of total sales

Customer A	17.82%
Customer B	11.07%
28.89%

Year ended December 31, 2022
USD in thousands

Turnover with main customers (1):
Customer A	10,257
Customer B	6,706

16,963
% of total sales
2022

Customer A	21%
Customer B	13%

34%